Risk Management and Report - Schedule of Book Value of Loans with Renegotiated Terms (Details) - CLP ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Loans to Customers at amortized cost
Total renegotiated financial assets	$ 1,193,362	$ 1,152,938
Domestic banks [Member]
Loans to Banks
Loans to Banks
Foreign banks [Member]
Loans to Banks
Loans to Banks
Subtotal [Member]
Loans to Banks
Loans to Banks
Loans to Customers at amortized cost
Loans to Customers at amortized cost	1,193,362	1,152,938
Commercial loans [Member]
Loans to Customers at amortized cost
Loans to Customers at amortized cost	504,756	484,156
Residential mortgage loans [Member]
Loans to Customers at amortized cost
Loans to Customers at amortized cost	322,610	299,599
Consumer loans [Member]
Loans to Customers at amortized cost
Loans to Customers at amortized cost	$ 365,996	$ 369,183